Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 27, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of dividends [line items]
Tax rate		30.00%	30.00%	30.00%
Proceeds/(settlements) of cash management related instruments		$ (361)	$ (331)	$ (378)
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.74		$ 0.80	$ 1.75
Dividend amount, after period-end	$ 3,752		$ 4,052	$ 8,857
Proceeds/(settlements) of cash management related instruments		$ 44
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2	2	2
Tax rate		30.00%	30.00%	30.00%